Loans and advances to customers	12 Months Ended
Dec. 31, 2021
Loans and advances to customers [abstract]
Loans and advances to customers
7

Loans and advances to customers
Loans and advances to customers by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
Loans to, or guaranteed by,

public authorities
23,770 24,292 17,563 17,210 41,333 41,502
Loans secured by mortgages 114,849 115,176 249,743 236,954 364,592 352,130
Loans guaranteed by credit institutions 259 305 6,022 4,896 6,282 5,201
Personal lending 2,577 3,019 24,682 24,776 27,260 27,794
Corporate loans 42,777 37,594 148,153 135,527 190,930 173,121
184,232 180,385 446,164 419,364 630,396 599,749
Loan loss provisions -1,119 -1,286 -4,156 -4,493 -5,274 -5,779
183,113 179,099 442,009 414,871 625,122 593,970
For details on credit quality and loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraph ‘Credit quality’.
Loans and advances to customers by subordination
in EUR million 2021 2020
Non-subordinated 624,962 593,871
Subordinated 160 99
625,122 593,970
No individual loan or advance has terms and conditions

that significantly affect the amount, timing or certainty of the consolidated cash flows of ING Group.
Loans and advances to customers and Loans and advances to banks include finance lease receivables and are
detailed as follows:
Finance lease receivables
in EUR million 2021 2020
Maturities of gross investment in finance lease receivables
-

within 1 year
3,204 3,175
-

between 1-2 years
2,311 2,212
-

between 2-3 years
1,716 1,722
-

between 3-4 years
1,178 1,166
-

between 4-5 years
734 711
-

more than 5 years
1,495 1,487
10,637 10,473
Unearned future finance income on finance leases -525 -508
Net investment in finance leases 10,112 9,965
Included in Loans and advances to banks 5 6
Included in Loans and advances to customers 10,106 9,958
10,112 9,965
The finance lease receivables mainly relate to the financing of equipment and are part of corporate loans. To a
lesser extent, the finance lease receivables relate to real estate for third parties, where ING is the lessor. These finance lease receivables are part of loans secured by mortgages. Interest income in 2021 on Finance lease
receivables amounts to EUR 217

million (2020: EUR
229

million).
The total loan loss provision of EUR 167

million (2020: EUR
164

million) for finance lease receivables is classified
into the following loan loss provision stages:
◾ Stage 1: EUR 8

million (2020: EUR
8

million)

◾ Stage 2: EUR 30

million (2020: EUR
25

million)
◾ Stage 3: EUR 129

million (2020: EUR
131

million)